Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment
5.      Property and Equipment

At December 31, 2011 and 2010, property and equipment consisted of the following:

	2011	2010
Leasehold improvements	$14,738	$14,738
Hospitality property equipment	3,011,871	2,918,759
Residential property equipment	351,727	299,434
Computers and office equipment	469,607	453,782
Software	61,969	61,969
Sub-totals	3,909,912	3,748,682
Accumulated depreciation	(1,764,081)	(1,083,117)
Totals	$2,145,831	$2,665,565

Depreciation expense for the years ended December 31, 2011 and 2010 was $695,817 and $250,670, respectively.